Other intangible assets - Disclosure of detailed information about other intangible assets (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	[1]	€ 8,694
Intangible assets other than goodwill at end of period		16,635	€ 8,694	[1]
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		27,367	25,323
Additions		3,891	1,985
Divestitures		(264)	(468)
Transfer to Assets held for sale		0	0
Translation differences and other changes		785	527
FCA-PSA merger		8,255
Change in scope of consolidation		(6,453)
Intangible assets other than goodwill at end of period		33,581	27,367		€ 25,323
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		(18,673)	(17,020)
Divestitures		106	462
Transfer to Assets held for sale			0
Translation differences and other changes		(182)	(386)
Change in scope of consolidation		3,789
Amortization		1,834	1,567
Impairment losses and asset write-offs		152	162
Intangible assets other than goodwill at end of period		(16,946)	(18,673)		(17,020)
Capitalized development expenditures
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		7,558
Amortization		1,575	822		742
Impairment losses and asset write-offs		151	128		142
Intangible assets other than goodwill at end of period		13,645	7,558
Capitalized development expenditures | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		23,996	22,778
Additions		3,128	1,862
Divestitures		(111)	(430)
Transfer to Assets held for sale		0	0
Translation differences and other changes		478	(214)
FCA-PSA merger		6,292
Change in scope of consolidation		(4,818)
Intangible assets other than goodwill at end of period		28,965	23,996		22,778
Capitalized development expenditures | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		(16,438)	(15,487)
Divestitures		104	425
Transfer to Assets held for sale			0
Translation differences and other changes		(18)	114
Change in scope of consolidation		2,758
Amortization		1,575	1,345
Impairment losses and asset write-offs		151	145
Intangible assets other than goodwill at end of period		(15,320)	(16,438)		(15,487)
Patents, concessions, licenses and credits
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		58
Intangible assets other than goodwill at end of period		343	58
Patents, concessions, licenses and credits | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		318	313
Additions		59	7
Divestitures		(2)	(3)
Transfer to Assets held for sale		0	0
Translation differences and other changes		180	1
FCA-PSA merger		339
Change in scope of consolidation		(92)
Intangible assets other than goodwill at end of period		802	318		313
Patents, concessions, licenses and credits | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		(260)	(244)
Divestitures		1	3
Transfer to Assets held for sale			0
Translation differences and other changes		(164)	3
Change in scope of consolidation		66
Amortization		102	22
Impairment losses and asset write-offs		0	0
Intangible assets other than goodwill at end of period		(459)	(260)		(244)
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		1,078
Intangible assets other than goodwill at end of period		2,647	1,078
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		3,053	2,232
Additions		704	116
Divestitures		(151)	(35)
Transfer to Assets held for sale		0	0
Translation differences and other changes		127	740
FCA-PSA merger		1,624
Change in scope of consolidation		(1,543)
Intangible assets other than goodwill at end of period		3,814	3,053		2,232
Other intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		(1,975)	(1,289)
Divestitures		1	34
Transfer to Assets held for sale			0
Translation differences and other changes		0	(503)
Change in scope of consolidation		965
Amortization		157	200
Impairment losses and asset write-offs		1	17
Intangible assets other than goodwill at end of period		€ (1,167)	€ (1,975)		€ (1,289)

[1]	Refer to Note 3, Scope of consolidation